Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	Forethought Variable Insurance Trust
Central Index Key	dei_EntityCentralIndexKey	0001580353
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	fvit
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2015
Prospectus Date	rr_ProspectusDate	Oct. 30, 2015
FVIT PIMCO Tactical Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FVIT PIMCO Tactical Allocation Portfolio
Supplement [Text Block]	fvit_SupplementTextBlock

Supplement dated October 30, 2015,

to the Summary Prospectus dated April 30, 2015 for:

FVIT PIMCO Tactical Allocation Portfolio

(the “Summary Prospectus”)

(Class II Shares)

The “Investment Adviser,” “Investment Adviser Portfolio Managers,” “Sub-Adviser,” and “Sub-Adviser Portfolio Managers” sections of the Summary Prospectus are deleted in their entirety and replaced with the following:

Management: The Portfolio’s investment adviser is Forethought Investment Advisors, LLC. The Portfolio’s sub-adviser is Pacific Investment Management Company, LLC (“PIMCO”).

Portfolio Manager	Title	Involved with Portfolio
Josh Davis, Ph.D.	Executive Vice President of PIMCO	Since Portfolio Inception
Sudi Mariappa	Managing Director of PIMCO	Since Portfolio Inception

_________________________________

This Supplement, the Prospectus dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015, the Summary Prospectus dated April 30, 2015, as amended October 30, 2015, and the Statement of Additional dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015, provide information that you should know before investing in the Portfolios and should be retained for future reference.  These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.